UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
WASHINGTON, D.C.  20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number

811-21720

Northern Lights Fund Trust

(Exact name of registrant as specified in charter)

 4020 South 147th Street, Omaha, Nebraska          68137

(Address of principal executive offices)

(Zip code)

Emile Molineaux

            Gemini Fund Services, LLC., 450 Wireless Blvd., Hauppauge, NY 11788

(Name and address of agent for service)

Registrant's telephone number, including area code:

631-470-2616

Date of fiscal year end:

1/31

Date of reporting period: 10/31/09

Item 1.  Schedule of Investments.

Jacobs & Company Mutual Fund

SCHEDULE OF INVESTMENTS - October 31, 2009 (Unaudited)
Shares	Security	Market Value
	COMMON STOCK - 45.80%
	AEROSPACE / DEFENSE - 5.76%
4,000	Force Protection, Inc. *	$ 17,600
1,500	United Technologies Corp.	92,175
		109,775
	AGRICULTURE - 3.96%
2,500	Archer-Daniels-Midland Co.	75,300

	COAL - 3.27%
1,700	Arch Coal, Inc. #	36,822
6,000	National Coal Corp. *	5,640
500	Peabody Energy Corp. #	19,795
		62,257
	COMMERCIAL SERVICES - 1.50%
2,000	Deluxe Corp.	28,460

	ENERGY - ALTERNATE SOURCES - 0.19%
10,000	Evergreen Energy, Inc. *	3,600

	FOOD - 3.68%
3,000	Flowers Foods, Inc.	70,080

	INTERNET - 2.17%
2,600	Yahoo!, Inc. *	41,340

	MACHINERY - DIVERSIFIED - 1.80%
500	Caterpillar, Inc.	27,530
4,000	Presstek, Inc. *	6,800
		34,330
	MINING - 0.65%
1,000	Alcoa, Inc.	12,420

	MISCELLANEOUS MANUFACTURING - 2.74%
1,000	FreightCar America, Inc.	23,580
2,000	General Electric Co.	28,520
		52,100
	OIL & GAS - 2.10%
500	Constellation Energy Partners LLC	1,940
400	Forest Oil Corp. *	7,840
3,000	McMoRan Exploration Co. * #	23,070
5,000	RAM Energy Resources, Inc. *	7,100
		39,950
	OIL & GAS SERVICES - 4.85%
2,500	Cameron International Corp. * #	92,425

	PIPELINES - 3.96%
4,000	Williams Co., Inc. #	75,400

	REITS - 0.96%
2,000	Ashford Hospitality Trust, Inc. *	7,680
3,000	CapitalSource, Inc.	10,680
		18,360
	Jacobs & Company Mutual Fund

SCHEDULE OF INVESTMENTS - October 31, 2009 (Unaudited) (Continued)
Shares	Security	Market Value
	RETAIL - 2.50%
700	Sears Holdings Corp. *	$ 47,502

	SEMICONDUCTORS - 2.83%
2,300	Texas Instruments, Inc. #	53,935

	TELECOMMUNICATIONS - 1.14%
500	Harris Corp.	20,860
124	Harris Stratex Networks, Inc. *	781
		21,641
	WATER - 1.74%
2,250	Consolidated Water Co., Inc.	33,210

	TOTAL COMMON STOCK	872,085
	( Cost - $1,520,465)

	EXCHANGE TRADED FUNDS - 5.43%
	COMMODITY FUND - 2.70%
5,000	US Natural Gas Fund	51,350

	EQUITY FUND - 2.73%
1,500	ProShares UltraShort Dow30	52,080

	TOTAL EXCHANGE TRADED FUNDS	103,430
	( Cost - $214,086)

	U.S. GOVERNMENT AGENCY - 45.62%
	FEDERAL HOME LOAN MORTGAGE COMPANY - 2.59%
49,684	8.32%, 3/15/34	49,354

	GOVERNMENT NATIONAL MORTGAGE ASSOCIATION - 43.03%
65,619	5.50%, 4/15/37	69,494
185,144	6.00%, 9/15/36	197,143
514	6.50%, 6/15/23	549
223,164	6.50%, 7/15/24	241,484
277,531	6.50%, 9/15/32	298,760
457	7.00%, 7/15/23	494
2,040	7.00%, 11/15/26	2,224
1,767	7.00%, 9/15/27	1,927
693	7.00%, 11/15/29	747
429	7.00%, 4/15/31	465
156	7.50%,5/15/17	167
1,187	7.50%, 3/15/24	1,313
111	8.00%, 6/15/17	118
397	8.00%, 12/15/21	435
608	8.00%, 2/15/22	683
73	9.50%, 3/15/20	85
491	10.50%, 1/15/16	525
133	10.50%, 3/15/16	147
32	10.50%, 11/20/18	37
101	10.50%,5/20/19	116
56	11.00%, 9/15/10	58

	Jacobs & Company Mutual Fund

SCHEDULE OF INVESTMENTS - October 31, 2009 (Unaudited) (Continued)
Shares	Security	Market Value
	GOVERNMENT NATIONAL MORTGAGE ASSOCIATION - 43.03% (Continued)
39	11.00%, 9/15/15	$ 41
121	11.00%, 9/15/15	132
177	11.00%, 9/20/15	203
97	11.00%, 8/20/19	110
1,080	11.00%, 11/20/19	1,155
685	11.00%, 8/20/20	756
		819,368
	TOTAL U.S. GOVERNMENT AGENCY	868,722
	( Cost - $853,981)

	CALL OPTIONS PURCHASED - 0.09%
Contracts*	Underlying Security/Expiration Date/ Exercise Price	Market Value
50	International Business Machines Corp.
	Expiration November 2009, Exercise Price $130.00	1,600
	TOTAL CALL OPTIONS PURCHASED	1,600
	( Cost - $14,650)

	SHORT-TERM INVESTMENTS - 3.20%
60,937	Dreyfus Institutional Money Market, 0.00%	60,937
	TOTAL SHORT-TERM INVESTMENTS	60,937
	( Cost - $60,937)

	TOTAL INVESTMENTS - 100.14%
	( Cost - $2,638,550) (a)	1,906,774
	CALL OPTIONS WRITTEN - (1.92)	(36,448)
	OTHER ASSETS IN EXCESS OF LIABILITIES - 1.78%	33,831
	NET ASSETS - 100.00%	$1,904,157

* Non-Income producing security.
# Subject to a written call option.

(a) Represents cost for financial reporting purposes and differs from market value by net unrealized appreciation (depreciation) of securities as follows:
At October 31, 2009, net unrealized depreciation on investment securities, for financial reporting purposes, was as follows:
Aggregate gross unrealized appreciation for all investments
for which there was an excess of value over cost
Aggregate gross unrealized depreciation for all investments		$ 71,099
for which there was an excess of cost over value		(802,875)
Net unrealized depreciation		$ (731,776)

	Jacobs & Company Mutual Fund

	SCHEDULE OF CALL OPTIONS WRITTEN (Unaudited)
Contracts	Underlying Security/Expiration Date/ Exercise Price	Market Value
17	Arch Coal, Inc.
	Expiration April 2010, Exercise Price $22.00	$ 5,134
25	Cameron International Corp.
	Expiration November 2009, Exercise Price $30.00	17,500
30	McMoRan Exploration Co.
	Expiration February 2010, Exercise Price $10.00	2,400
5	Peabody Energy Corp.
	Expiration January 2010, Exercise Price $43.00	1,075
23	Texas Instruments, Inc.
	Expiration January 2010, Exercise Price $25.00	2,139
40	Williams Co., Inc.
	Expiration January 2010, Exercise Price $17.50	8,200
	TOTAL CALL OPTIONS WRITTEN	36,448
	(Proceeds $25,568)

* Each option allows the holder of the option to purchase 100 shares of the underlying security.

The Portfolio utilizes various methods to measure the fair value of most of its investments on a recurring basis.  GAAP establishes a hierarchy that prioritizes inputs to valuation methods. The three levels of input are:

Level 1 - Unadjusted quoted prices in active markets for identical assets and liabilities that the Portfolio has the ability to access.

Level 2 -  Observable inputs other than quoted prices included in level 1 that are observable for the asset or liability, either directly or indirectly.   These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

Level 3 - Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Portfolio's own assumptions about the assumptions a market participate would use in valuing the asset or liability, and would be based on the best information available.
The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, for example, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.
The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the level in the fair value hierarchy within which the fair value measurement falls in its entirety, is determined based on the lowest level input that is significant to the fair value measurement in its entirety.

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used as of October 31, 2009 in valuing the Portfolio's assets carried at fair value:

Assets	Level 1	Level 2	Level 3	Total
Common Stock	$ 872,085	-	-	$ 872,085
Exchange-Traded Fund	$ 103,430	-	-	$ 103,430
U.S. Government Bonds	$ -	868,722.00	-	$ 868,722
Purchased Options	$ 1,600	-	-	$ 1,600
Short-Term Investments	$ -	$ 60,937	-	$ 60,937
Total	$ 977,115	$ 929,659	$ -	$ 1,906,774

Liabilities	Level 1	Level 2	Level 3	Total
Written Options	$ 36,448	-	-	$ 36,448
Total	$ 36,448	$ -	-	$ 36,448

Item 2. Controls and Procedures.

(a)

The registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”)) are effective, as of a date within 90 days of the filing date of this report that includes the disclosure required by this paragraph, based on their evaluation of the controls and procedures required by Rule 30a-3(b) under the 1940 Act and Rules 13a-15(b) or 15d-15(b) under the  Securities Exchange Act of 1934, as amended.

(b)

There were no significant changes in the registrant’s internal control over financial reporting that occurred during the registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3.  Exhibits.

Certifications required by Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) (and Item 3 of Form N-Q) are filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) Northern Lights Fund Trust

By (Signature and Title)

/s/ Andrew Rogers

Andrew Rogers, President

Date  12/23/09

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)

/s/ Andrew Rogers

Andrew Rogers, President

Date  12/23/09

By (Signature and Title)

/s/ Kevin Wolf

Kevin Wolf, Treasurer

Date  12/23/09